Time Deposits	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
Time Deposits by Maturity

(7) Time Deposits

At December 31, 2011, the scheduled maturity of time deposits was as follows (in thousands):

2012	$274,473
2013	71,980
2014	51,532
2015	219

$398,204

Time deposits of $100,000 or more amounted to $165,311,000 at December 31, 2011, and $215,820,000 at December 31, 2010. Interest expense on all time deposits of $100,000 or more was as follows: $2,737,000 in 2011, $4,118,000 in 2010, and $6,528,000 in 2009.